Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2023
Inventory, Net [Abstract]
Schedule of Inventories
	As of September 30,
	2023	2022
	$	$
Raw materials	164,122	113,370
Work-in-progress	1,475,998	1,231,842
Finished goods	298,544	94,556
Subtotal	1,938,664	1,439,768
Less: inventory valuation allowance	(336,105)	—
Total inventories, net	1,602,559	1,439,768